Other Assets - Schedule of Other Assets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule of Other Assets [Abstract]
Prepayments, Current	$ 71,800	$ 53,908
Prepayments, Non-current
Prepaid expenses, Current	208,619	20,646
Prepaid expenses, Non-current
Total other assets, current	280,419	74,555
Total other assets, non-current